Quarterly Holdings Report
for
Fidelity Flex® Large Cap Focused Index Fund
May 31, 2026
FXL-NPRT1-0726
1.9918037.100
Common Stocks - 99.7%
	Shares	Value ($)
NETHERLANDS - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP Semiconductors NV	3,735	1,200,242
UNITED STATES - 99.4%
Communication Services - 10.2%
Diversified Telecommunication Services - 0.9%
AST SpaceMobile Inc Class A (b)	2,113	239,635
AT&T Inc	61,354	1,521,579
Comcast Corp Class A	44,721	1,112,211
Verizon Communications Inc	5,547	265,202
		3,138,627
Entertainment - 1.4%
Live Nation Entertainment Inc (b)	2,344	394,753
Netflix Inc (b)	28,805	2,477,806
ROBLOX Corp Class A (b)	9,820	463,013
Walt Disney Co/The	930	94,702
Warner Bros Discovery Inc (b)	36,784	993,536
		4,423,810
Interactive Media & Services - 7.9%
Alphabet Inc Class A	26,259	9,987,348
Alphabet Inc Class C	25,702	9,675,004
Meta Platforms Inc Class A	9,515	6,018,333
		25,680,685
TOTAL COMMUNICATION SERVICES		33,243,122
Consumer Discretionary - 9.6%
Automobiles - 2.5%
General Motors Co	13,417	1,116,831
Tesla Inc (b)	15,898	6,928,190
		8,045,021
Broadline Retail - 3.7%
Amazon.com Inc (b)	44,736	12,107,351
Hotels, Restaurants & Leisure - 2.9%
Airbnb Inc Class A (b)	6,287	838,120
Booking Holdings Inc	8,506	1,424,160
Carnival Corp Ltd	16,598	465,740
Chipotle Mexican Grill Inc (b)	19,330	615,854
DoorDash Inc Class A (b)	5,548	883,741
Marriott International Inc/MD Class A1	3,264	1,225,958
McDonald's Corp	5,985	1,671,012
Royal Caribbean Cruises Ltd	3,734	1,062,808
Starbucks Corp	14,002	1,388,438
		9,575,831
Specialty Retail - 0.5%
Carvana Co Class A (b)	10,495	766,135
Home Depot Inc/The	2,630	834,078
TJX Cos Inc/The	825	127,669
		1,727,882
TOTAL CONSUMER DISCRETIONARY		31,456,085
Consumer Staples - 4.4%
Beverages - 1.2%
Coca-Cola Co/The	29,096	2,298,875
PepsiCo Inc	11,653	1,680,246
		3,979,121
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp	2,955	2,825,927
Dollar General Corp	2,189	242,125
Kroger Co/The	8,641	537,038
Target Corp	6,720	853,910
Walmart Inc	15,623	1,808,362
		6,267,362
Food Products - 0.7%
Archer-Daniels-Midland Co	7,133	569,071
Hershey Co/The	2,199	426,672
Mondelez International Inc	19,025	1,163,759
		2,159,502
Household Products - 0.3%
Procter & Gamble Co/The	6,248	896,963
Personal Care Products - 0.1%
Kenvue Inc	28,437	491,391
Tobacco - 0.2%
Philip Morris International Inc	2,893	513,160
TOTAL CONSUMER STAPLES		14,307,499
Energy - 3.2%
Energy Equipment & Services - 0.3%
SLB Ltd	22,194	1,210,683
Oil, Gas & Consumable Fuels - 2.9%
Cheniere Energy Inc	3,195	718,428
Chevron Corp	13,106	2,391,321
ConocoPhillips	168	19,148
Exxon Mobil Corp	15,970	2,319,802
Kinder Morgan Inc	29,057	903,092
Phillips 66	5,980	1,051,762
Targa Resources Corp	3,053	778,729
Williams Cos Inc/The	16,573	1,183,146
		9,365,428
TOTAL ENERGY		10,576,111
Financials - 11.2%
Banks - 3.4%
Bank of America Corp	17,474	901,658
Citigroup Inc	15,206	1,914,435
Fifth Third Bancorp	13,358	666,965
JPMorgan Chase & Co	15,900	4,759,029
PNC Financial Services Group Inc/The	5,614	1,241,368
Truist Financial Corp	18,738	903,359
Wells Fargo & Co	5,911	458,339
		10,845,153
Capital Markets - 2.4%
Blackrock Inc	1,504	1,574,508
Charles Schwab Corp/The	70	6,114
Coinbase Global Inc Class A (b)	3,310	625,689
Goldman Sachs Group Inc/The	2,363	2,423,398
Intercontinental Exchange Inc	7,595	1,122,921
Morgan Stanley	1,400	291,200
MSCI Inc	1,091	688,836
Robinhood Markets Inc Class A (b)	11,730	1,106,139
		7,838,805
Consumer Finance - 0.5%
American Express Co	5,159	1,632,669
Financial Services - 2.8%
Apollo Global Management Inc	6,892	887,069
Berkshire Hathaway Inc Class B (b)	7,491	3,554,330
Mastercard Inc Class A	5,568	2,750,481
Visa Inc Class A	5,783	1,887,340
		9,079,220
Insurance - 2.1%
American International Group Inc	7,964	591,168
Aon PLC	3,184	1,006,335
Arch Capital Group Ltd (b)	2,582	230,675
Chubb Ltd	4,112	1,281,834
Hartford Insurance Group Inc/The	4,139	526,191
Marsh & McLennan Cos Inc	6,796	1,087,156
Progressive Corp/The	6,812	1,297,005
Travelers Companies Inc/The	3,209	936,675
		6,957,039
TOTAL FINANCIALS		36,352,886
Health Care - 8.0%
Biotechnology - 1.7%
AbbVie Inc	5,225	1,137,587
Alnylam Pharmaceuticals Inc (b)	1,968	594,297
Amgen Inc	4,805	1,618,276
Gilead Sciences Inc	746	100,284
Regeneron Pharmaceuticals Inc	1,472	904,956
Vertex Pharmaceuticals Inc (b)	2,948	1,319,348
		5,674,748
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	15,991	1,368,830
GE HealthCare Technologies Inc	6,764	421,667
IDEXX Laboratories Inc (b)	1,185	667,783
Intuitive Surgical Inc (b)	3,386	1,437,831
Medtronic PLC	15,132	1,116,893
		5,013,004
Health Care Providers & Services - 1.2%
Cencora Inc	2,887	777,642
Cigna Group/The	3,910	1,084,634
CVS Health Corp	16,729	1,522,005
UnitedHealth Group Inc	1,720	654,133
		4,038,414
Life Sciences Tools & Services - 0.2%
Agilent Technologies Inc	2,864	388,158
Thermo Fisher Scientific Inc	329	162,036
		550,194
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co	22,330	1,276,829
Eli Lilly & Co	3,128	3,456,440
Johnson & Johnson	15,021	3,384,682
Merck & Co Inc	18,539	2,200,950
Pfizer Inc	1,625	42,543
Zoetis Inc Class A	6,265	486,728
		10,848,172
TOTAL HEALTH CARE		26,124,532
Industrials - 8.5%
Aerospace & Defense - 1.9%
Boeing Co (b)	237	54,783
GE Aerospace	7,773	2,516,586
Howmet Aerospace Inc	5,148	1,329,471
L3Harris Technologies Inc	2,772	873,679
Northrop Grumman Corp	1,745	983,622
RTX Corp	2,756	495,143
		6,253,284
Air Freight & Logistics - 0.4%
FedEx Corp	3,175	1,307,306
Building Products - 0.6%
Carrier Global Corp	11,661	744,788
Johnson Controls International plc	8,643	1,158,681
		1,903,469
Commercial Services & Supplies - 0.3%
Waste Management Inc	5,110	1,080,561
Construction & Engineering - 0.3%
Comfort Systems USA Inc	522	954,326
Electrical Equipment - 1.8%
Bloom Energy Corp Class A (b)	256	72,960
Eaton Corp PLC	3,991	1,598,795
Emerson Electric Co	8,341	1,199,603
GE Vernova Inc	2,179	2,109,969
Rockwell Automation Inc	1,668	752,368
		5,733,695
Ground Transportation - 0.9%
Uber Technologies Inc (b)	20,731	1,459,462
Union Pacific Corp	6,047	1,588,184
		3,047,646
Industrial Conglomerates - 0.4%
3M Co	7,814	1,196,558
Machinery - 1.3%
Caterpillar Inc	1,266	1,108,851
Illinois Tool Works Inc	3,892	962,414
PACCAR Inc	7,798	860,665
Parker-Hannifin Corp	1,446	1,221,335
		4,153,265
Passenger Airlines - 0.2%
Delta Air Lines Inc	9,641	795,189
Trading Companies & Distributors - 0.4%
Fastenal Co	17,041	753,212
Ferguson Enterprises Inc	2,902	655,765
		1,408,977
TOTAL INDUSTRIALS		27,834,276
Information Technology - 38.6%
Communications Equipment - 1.5%
Ciena Corp (b)	2,091	1,213,261
Cisco Systems Inc	29,254	3,522,767
		4,736,028
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp Class A	158	23,504
Coherent Corp (b)	2,783	1,005,971
Corning Inc	9,175	1,662,143
		2,691,618
IT Services - 1.4%
Accenture PLC Class A	6,883	1,287,603
Cloudflare Inc Class A (b)	4,710	1,138,972
IBM Corporation	7,736	2,303,781
		4,730,356
Semiconductors & Semiconductor Equipment - 17.2%
Advanced Micro Devices Inc (b)	11,665	6,020,307
Analog Devices Inc	4,777	1,976,961
Applied Materials Inc	1,789	805,157
Broadcom Inc	25,869	11,557,493
Intel Corp (b)	7,479	857,692
KLA Corp	1,146	2,202,280
Lam Research Corp	9,585	3,049,755
Micron Technology Inc	3,512	3,410,152
Monolithic Power Systems Inc	723	1,132,370
NVIDIA Corp	115,914	24,474,082
Texas Instruments Inc	636	194,412
		55,680,661
Software - 8.4%
Adobe Inc (b)	5,165	1,338,820
AppLovin Corp Class A (b)	3,291	2,017,679
Fortinet Inc (b)	9,382	1,294,435
Microsoft Corp	34,689	15,618,375
Oracle Corp	3,180	717,980
Palantir Technologies Inc Class A (b)	6,137	960,686
Palo Alto Networks Inc (b)	8,706	2,452,393
Salesforce Inc	8,697	1,661,997
Strategy Inc Class A (b)	835	132,840
Synopsys Inc (b)	2,839	1,350,285
		27,545,490
Technology Hardware, Storage & Peripherals - 9.3%
Apple Inc	75,591	23,588,927
Dell Technologies Inc Class C	4,411	1,856,634
Seagate Technology Holdings PLC	2,867	2,522,387
Western Digital Corp	4,218	2,240,644
		30,208,592
TOTAL INFORMATION TECHNOLOGY		125,592,745
Materials - 2.0%
Chemicals - 1.1%
Corteva Inc	9,982	781,391
Ecolab Inc	3,783	968,448
Linde PLC	778	387,203
PPG Industries Inc	2,262	255,561
Sherwin-Williams Co/The	3,422	1,039,740
		3,432,343
Construction Materials - 0.2%
Amrize Ltd (United States)	7,634	415,213
Martin Marietta Materials Inc	895	520,568
		935,781
Metals & Mining - 0.7%
Newmont Corp	12,047	1,322,881
Nucor Corp	3,397	849,250
		2,172,131
TOTAL MATERIALS		6,540,255
Real Estate - 1.7%
Health Care REITs - 0.1%
Ventas Inc	7,049	595,077
Industrial REITs - 0.5%
Prologis Inc	10,272	1,473,724
Specialized REITs - 1.1%
American Tower Corp	6,739	1,259,923
Digital Realty Trust Inc	4,793	910,670
Extra Space Storage Inc	825	119,056
Iron Mountain Inc	4,391	563,146
Public Storage	2,344	711,849
		3,564,644
TOTAL REAL ESTATE		5,633,445
Utilities - 2.0%
Electric Utilities - 1.3%
Constellation Energy Corp	4,249	1,222,650
Entergy Corp	6,714	732,162
NextEra Energy Inc	2,156	187,594
NRG Energy Inc	3,152	422,620
PG&E Corp	32,622	533,043
Southern Co/The	13,251	1,219,755
		4,317,824
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	4,727	757,407
Multi-Utilities - 0.5%
Ameren Corp	1,633	176,315
Consolidated Edison Inc	5,357	565,860
Sempra	9,687	863,402
		1,605,577
TOTAL UTILITIES		6,680,808
TOTAL UNITED STATES		324,341,764
TOTAL COMMON STOCKS (Cost $294,008,780)		325,542,006

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (e) (Cost $46,655)	3.64	47,000	46,658

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $261,514)	3.67	261,461	261,514

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $294,316,949)	325,850,178
NET OTHER ASSETS (LIABILITIES) - 0.2% (c)	526,730
NET ASSETS - 100.0%	326,376,908

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P 500 Index Contracts (United States)	22	6/2026	835,533	18,150

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Includes $93,442 of cash collateral to cover margin requirements for futures contracts.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $46,658.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	11,388,908	11,127,394	6,952	-	-	261,514	261,461	0.0%
Total	-	11,388,908	11,127,394	6,952	-	-	261,514

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.